Stockholders' Equity (GEN-PROBE INCORPORATED [Member])	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Stockholders' Equity
Note 9.	Stockholders’ Equity

Changes in stockholders’ equity for the six months ended June 30, 2012 were as follows (in thousands):

Balance at December 31, 2011	$700,342
Net income	42,175
Other comprehensive loss, net	(2,439)
Proceeds from the issuance of common stock and ESPP shares	43,161
Issuance of common stock to board members	136
Repurchase and retirement of restricted stock for payment of taxes	(1,146)
Stock-based compensation	12,517
Stock-based compensation income tax benefits	2,971

Balance at June 30, 2012	$797,717

Comprehensive Income

All components of comprehensive income, including net income, are reported in the consolidated financial statements in the period in which they are recognized. Comprehensive income is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. Net income and other comprehensive income (loss), which includes certain changes in stockholders’ equity, such as foreign currency translation of the Company’s wholly owned subsidiaries’ financial statements and unrealized gains and losses on the Company’s available-for-sale securities, are reported, net of their related tax effect, to arrive at comprehensive income.

Components of comprehensive income, net of income tax, for the six month periods ended June 30, 2012 and 2011 were as follows (in thousands):

	Six Months Ended
	June 30,
	2012	2011
Net income, as reported	$42,175	$45,621

Other comprehensive income (loss):
Foreign currency translation adjustment	157	3,173

Unrealized gains (losses)
Change in net unrealized gain on available-for-sale securities during the period	(967)	(10,180)
Realized gain on available-for-sale securities, net of tax	(1,629)	(1,142)

Total unrealized losses	(2,596)	(11,322)
Total other comprehensive loss, net	(2,439)	(8,149)

Comprehensive income	$39,736	$37,472

Stock Options

A summary of the Company’s stock option activity for all equity incentive plans for the six months ended June 30, 2012 is as follows (in thousands, except per share data and number of years):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	5,513	$50.80
Granted	842	68.72
Exercised	(826)	48.96
Cancelled	(80)	56.54

Outstanding at June 30, 2012	5,449	$53.76	4.0	$155,045

Exercisable at June 30, 2012	3,433	$50.06	3.0	$110,405

Restricted Stock and Deferred Issuance Restricted Stock

A summary of the Company’s restricted stock and deferred issuance restricted stock award activity for the six months ended June 30, 2012 is as follows (in thousands, except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2011	62	$54.35
Granted	4	63.29
Vested	(6)	56.63
Forfeited	(3)	53.00

Unvested at June 30, 2012	57	$54.78

Performance Stock Awards

A summary of the Company’s performance stock award activity for the six months ended June 30, 2012 is as follows (in thousands, except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2011	109	$73.92
Awarded	108	82.00
Vested and issued	(46)	72.33
Cancelled	(5)	76.69

Unvested at June 30, 2012	166	$79.50

Beginning in 2010, the Company transitioned from its historical practice of granting certain senior Company employees annual restricted stock awards with time-based vesting provisions only, to granting these employees the right to receive a designated number of shares of Company common stock based on the achievement of specific performance criteria over a defined performance period (the “Performance Stock Awards”). All Performance Stock Awards have been granted under the Company’s 2003 Incentive Award Plan and are intended to qualify as performance-based compensation under Section 162(m) of the Internal Revenue Code of 1986, as amended.

Note 12.	Stockholders’ Equity

Stock Options, Performance Stock and Restricted Stock Awards

The Company’s equity incentive program is a broad-based, long-term retention program that is intended to attract and retain talented employees and to align stockholder and employee interests. The majority of the Company’s full-time employees have historically participated in the Company’s equity incentive program.

In May 2003, the Company adopted, and the Company’s stockholders subsequently approved, The 2003 Incentive Award Plan (the “2003 Plan”). The 2003 Plan provides for equity incentives for officers, directors, employees and consultants through the granting of incentive and non-statutory stock options, restricted stock, performance stock, stock appreciation rights and certain other equity awards. The exercise price of each stock option granted under the 2003 Plan must be equal to or greater than the fair market value of the Company’s common stock on the grant date. Stock options granted under the 2003 Plan are generally subject to vesting at the rate of 25% one year from the grant date and 1/48 each month thereafter until the options are fully vested. Annual grants to non-employee directors of the Company vest over one year at the rate of 1/12 of the shares vesting monthly.

In May 2006, the Company’s stockholders approved an amendment and restatement of the 2003 Plan that increased the aggregate number of shares of common stock authorized for issuance under the 2003 Plan by 3,000,000 shares, from 5,000,000 shares to 8,000,000 shares. Pursuant to the amended 2003 Plan, the Board of Directors or Compensation Committee, as applicable, may continue to determine the terms and vesting of all options and other awards granted under the 2003 Plan; however, in no event may the award term exceed seven years (in lieu of ten years under the 2003 Plan prior to its amendment). Further, the number of shares of common stock available for issuance under the amended 2003 Plan are reduced by two shares for each share of common stock issued pursuant to any award granted under the 2003 Plan after May 17, 2006, other than an award of stock appreciation rights or options (in lieu of a reduction of one share under the 2003 Plan prior to its amendment). In May 2009, the Company’s stockholders approved a further amendment and restatement of the 2003 Plan that increased the aggregate number of shares of common stock authorized for issuance under the 2003 Plan by 2,500,000 shares, from 8,000,000 shares to 10,500,000 shares. In May 2011, the Company’s stockholders approved a further amendment and restatement of the 2003 Plan that increased the aggregate number of shares of common stock authorized for issuance under the 2003 Plan by 2,500,000 shares, from 10,500,000 shares to 13,000,000 shares.

In November 2002, the Company adopted The 2002 New Hire Stock Option Plan (the “2002 Plan”) that authorized the issuance of up to 400,000 shares of common stock for grants under the 2002 Plan. The 2002 Plan provides for the grant of non-statutory stock options only, with exercise price, option term and vesting terms generally the same as those under the 2003 Plan described above. Options may only be granted under the 2002 Plan to newly hired employees of the Company.

A summary of the Company’s stock option activity during 2011 for all equity incentive plans is as follows (in thousands, except per share data and number of years):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	5,700	$46.56
Granted	1,058	65.00
Exercised	(1,073)	41.84
Cancelled	(172)	53.45

Outstanding at December 31, 2011	5,513	$50.80	3.9	$54,095

Exercisable at December 31, 2011	3,686	$48.78	3.0	$41,046

The aggregate intrinsic value of options outstanding represents the difference between the Company’s closing stock price per share on the last trading day of the fiscal period, which was $59.12 as of December 30, 2011, and the exercise price of the underlying options multiplied by the number of options outstanding. The total intrinsic value of options exercised was $28.3 million, $15.2 million, and $8.7 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The number of shares of common stock available for future grants under all equity incentive plans was approximately 2.8 million as of December 31, 2011.

A summary of the Company’s restricted stock and deferred issuance restricted stock award activity is as follows (in thousands, except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2010	121	$54.41
Granted	21	63.74
Vested and exercised	(75)	56.88
Forfeited	(5)	57.57

Unvested at December 31, 2011	62	$54.35

A summary of the Company’s performance stock award activity is as follows (in thousands, except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2010	65	$42.66
Awarded	91	82.58
Vested and issued	(12)	42.66
Cancelled	(35)	49.11

Unvested at December 31, 2011	109	$73.92

The fair value of the restricted stock, deferred issuance restricted stock and performance stock awards that vested during the years ended December 31, 2011, 2010, and 2009, respectively, was approximately $4.8 million, $5.5 million and $5.8 million, respectively.

Beginning in 2010, the Company transitioned from its historical practice of granting certain senior Company employees annual restricted stock awards with time-based vesting provisions only, to granting these employees the right to receive a designated number of shares of Company common stock based on the achievement of specific performance criteria over a defined performance period (the “Performance Stock Awards”). All Performance Stock Awards have been granted under the 2003 Plan and are intended to qualify as performance-based compensation under Section 162(m) of the Internal Revenue Code of 1986, as amended.

In February 2010, the Compensation Committee granted certain senior Company employees Performance Stock Awards based on the Company’s 2010 revenues, earnings per share and return on invested capital (collectively, the “2010 Performance Stock Criteria”). Each recipient was eligible to receive between zero and 150% of the target number of shares of Company common stock subject to the applicable award based on actual performance as measured against the 2010 Performance Stock Criteria. In February 2011, the Company issued an aggregate of approximately 37,500 shares of Company common stock to award recipients based on actual performance. One-third of the issued shares vested on the date of issuance, one-third of the shares will vest on the first anniversary of the date of issuance and one-third of the shares will vest on the second anniversary of the date of issuance, as long as the award recipient is employed by the Company on each such vesting date.

In February 2011, the Compensation Committee granted certain senior Company employees Performance Stock Awards based on the Company’s adjusted relative stockholder return in comparison to a defined market index over a three-year performance period (the “2011 Performance Stock Criteria”). Each recipient is eligible to receive between zero and 200% of the target number of shares of Company common stock subject to the applicable award based on actual performance as measured against the 2011 Performance Stock Criteria. Performance under the awards will be measured annually from January 1, 2011 for performance intervals of one, two and three years, with each performance interval representing one-third of the total potential award. Shares issued following each annual performance measurement will be immediately vested upon issuance. Award recipients will be eligible to receive shares issued pursuant to such awards as long as the award recipient is employed by the Company on each such issuance date.

In February 2012, the Compensation Committee approved the issuance of an aggregate of approximately 34,000 shares of Company common stock to award recipients for the first performance interval as measured against the 2011 Performance Stock Criteria.

Employee Stock Purchase Plan

In May 2003, the Company adopted, and the Company’s stockholders subsequently approved, the ESPP that authorized the issuance of up to 1,000,000 shares of the Company’s common stock. The ESPP is intended to qualify under Section 423 of the Internal Revenue Code of 1986, as amended, and is for the benefit of qualifying employees as designated by the Board of Directors. Under the terms of the ESPP, purchases are made semi-annually. Participating employees may elect to have a maximum of 15% of their compensation withheld through payroll deductions to purchase shares of common stock under the ESPP. Purchases are limited to $25,000 in fair market value of common stock per calendar year, subject to certain Internal Revenue Code restrictions. The purchase price of the common stock purchased under the ESPP is equal to 85% of the fair market value of the common stock on the offering or “Grant Date” or the exercise or purchase date, whichever is lower. During the years ended December 31, 2011, 2010 and 2009, employees purchased approximately 101,000, 117,000, and 112,000 shares at an average price of $50.02, $37.53, and $36.49 per share, respectively. As of December 31, 2011, approximately 152,000 shares were available for future issuance under the ESPP.

Stock Repurchase Programs

In February 2010, the Company’s Board of Directors authorized the repurchase of up to $100.0 million of the Company’s common stock until December 31, 2010, through negotiated or open market transactions. There was no minimum or maximum number of shares to be repurchased under the program. The Company completed the program in December 2010, repurchasing and retiring approximately 2.2 million shares at an average price of $46.16 per share, or approximately $99.9 million in total.

In February 2011, the Company’s Board of Directors authorized the repurchase of up to $150.0 million of the Company’s common stock until December 31, 2011, through negotiated or open market transactions. There was no minimum or maximum number of shares to be repurchased under the program. The Company completed the program in August 2011, repurchasing and retiring approximately 2.5 million shares at an average price of $60.00 per share, or approximately $150.0 million in total.

In September 2011, the Company’s Board of Directors authorized the repurchase of up to an additional $100.0 million of the Company’s common stock from November 2011 through June 2012, through negotiated or open market transactions. There was no minimum or maximum number of shares to be repurchased under the program. The Company completed the program in December 2011, repurchasing and retiring approximately 1.7 million shares at an average price of $58.83 per share, or approximately $100.0 million in total.